Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Jun. 13, 2019	Jun. 30, 2018
Warrants	14,655,664	15,272,997	14,655,664	11,645,664
Options	672,000	772,000	672,000
Convertible notes	400,000	200,000	400,000
Total Potentially Dilutive Shares	15,727,664	16,244,997	15,727,664	11,645,664
Total	$ 200,000
Beneficial conversion feature	200,000
Level Three [Member]
Beneficial conversion feature	200,000
Total	200,000
Level Two [Member]
Total
Beneficial conversion feature
Level One [Member]
Total
Beneficial conversion feature